Tax-Managed Multi-Cap Growth Portfolio

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 1.0%
Lockheed Martin Corp.	5,028	$1,905,461

		$1,905,461

Beverages — 1.9%
Constellation Brands, Inc., Class A	10,232	$1,823,343
PepsiCo, Inc.	14,046	1,933,572

		$3,756,915

Biotechnology — 2.3%
Royalty Pharma PLC, Class A(1)	12,788	$550,523
Vertex Pharmaceuticals, Inc.(1)	15,175	4,127,600

		$4,678,123

Building Products — 1.7%
AZEK Co., Inc. (The)(1)	26,667	$920,012
Fortune Brands Home & Security, Inc.	17,343	1,326,739
Trex Co., Inc.(1)	7,946	1,107,116

		$3,353,867

Capital Markets — 1.9%
Charles Schwab Corp. (The)	52,700	$1,747,005
S&P Global, Inc.	5,966	2,089,592

		$3,836,597

Chemicals — 1.9%
Celanese Corp.	6,569	$638,507
Ecolab, Inc.	7,531	1,408,899
Sherwin-Williams Co. (The)	2,775	1,797,978

		$3,845,384

Commercial Services & Supplies — 1.4%
Copart, Inc.(1)	12,355	$1,152,104
Waste Connections, Inc.	16,156	1,653,889

		$2,805,993

Diversified Consumer Services — 0.4%
ServiceMaster Global Holdings, Inc.(1)	21,179	$866,009

		$866,009

Electrical Equipment — 1.6%
AMETEK, Inc.	34,300	$3,198,475

		$3,198,475

Security	Shares	Value
Entertainment — 2.3%
Electronic Arts, Inc.(1)	7,649	$1,083,251
Netflix, Inc.(1)	4,084	1,996,586
Walt Disney Co. (The)	12,454	1,456,371

		$4,536,208

Food Products — 0.8%
Mondelez International, Inc., Class A	27,827	$1,544,120

		$1,544,120

Health Care Equipment & Supplies — 4.4%
Danaher Corp.	11,868	$2,418,698
Haemonetics Corp.(1)	21,180	1,856,639
Intuitive Surgical, Inc.(1)	2,858	1,958,988
Stryker Corp.	12,668	2,448,724

		$8,683,049

Health Care Providers & Services — 2.4%
Amedisys, Inc.(1)	4,463	$1,045,056
UnitedHealth Group, Inc.	12,105	3,665,152

		$4,710,208

Hotels, Restaurants & Leisure — 0.5%
Starbucks Corp.	12,443	$952,263

		$952,263

Household Products — 0.7%
Procter & Gamble Co. (The)	10,001	$1,311,331

		$1,311,331

Interactive Media & Services — 12.4%
Alphabet, Inc., Class A(1)	4,500	$6,695,775
Alphabet, Inc., Class C(1)	4,512	6,691,116
Facebook, Inc., Class A(1)	35,910	9,109,290
Twitter, Inc.(1)	61,756	2,247,918

		$24,744,099

Internet & Direct Marketing Retail — 10.8%
Amazon.com, Inc.(1)	6,385	$20,206,482
Booking Holdings, Inc.(1)	735	1,221,665

		$21,428,147

IT Services — 11.6%
Accenture PLC, Class A	13,038	$2,930,682
Fiserv, Inc.(1)	13,974	1,394,465
GoDaddy, Inc., Class A(1)	44,180	3,104,970
Okta, Inc.(1)	16,116	3,561,314
PayPal Holdings, Inc.(1)	20,587	4,036,493
Visa, Inc., Class A	42,000	7,996,800

		$23,024,724

Life Sciences Tools & Services — 0.7%
Illumina, Inc.(1)	3,432	$1,311,573

		$1,311,573

Security	Shares	Value
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	10,679	$2,109,530

		$2,109,530

Pharmaceuticals — 3.4%
Eli Lilly & Co.	13,033	$1,958,730
Novartis AG	9,869	812,882
Zoetis, Inc.	26,003	3,944,135

		$6,715,747

Road & Rail — 2.2%
J.B. Hunt Transport Services, Inc.	14,100	$1,824,540
Norfolk Southern Corp.	8,734	1,678,762
Uber Technologies, Inc.(1)	29,243	884,893

		$4,388,195

Semiconductors & Semiconductor Equipment — 4.3%
Broadcom, Inc.	5,289	$1,675,291
Monolithic Power Systems, Inc.	16,918	4,483,439
Texas Instruments, Inc.	19,463	2,482,506

		$8,641,236

Software — 15.0%
Adobe, Inc.(1)	17,560	$7,802,259
Intuit, Inc.	6,414	1,965,057
Microsoft Corp.	66,380	13,608,564
salesforce.com, inc.(1)	33,516	6,530,593

		$29,906,473

Specialty Retail — 2.2%
Home Depot, Inc. (The)	9,189	$2,439,587
TJX Cos., Inc. (The)	38,432	1,998,080

		$4,437,667

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.	29,101	$12,369,089

		$12,369,089

Textiles, Apparel & Luxury Goods — 3.2%
Lululemon Athletica, Inc.(1)	13,830	$4,502,910
NIKE, Inc., Class B	19,321	1,885,923

		$6,388,833

Trading Companies & Distributors — 0.9%
United Rentals, Inc.(1)	11,573	$1,798,097

		$1,798,097

Total Common Stocks (identified cost $74,323,383)		$197,247,413

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(2)	1,763,398	$1,763,222

Total Short-Term Investments (identified cost $1,763,404)		$1,763,222

Total Investments — 100.1% (identified cost $76,086,787)		$199,010,635

Other Assets, Less Liabilities — (0.1)%		$(101,617)

Net Assets — 100.0%		$198,909,018

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

The Portfolio did not have any open derivative instruments at July 31, 2020.

At July 31, 2020, the value of the Portfolio’s investment in affiliated funds was $1,763,222, which represents 0.9% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,812,415	$12,123,464	$(12,172,588)	$425	$(494)	$1,763,222	$12,203	1,763,398

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$29,280,307	$—		$—	$29,280,307
Consumer Discretionary	34,072,919	—		—	34,072,919
Consumer Staples	8,721,896	—		—	8,721,896
Financials	3,836,597	—		—	3,836,597
Health Care	25,285,818	812,882		—	26,098,700
Industrials	17,450,088	—		—	17,450,088
Information Technology	73,941,522	—		—	73,941,522
Materials	3,845,384	—		—	3,845,384
Total Common Stocks	$196,434,531	$812,882	*	$—	$197,247,413
Short-Term Investments	$—	$1,763,222		$—	$1,763,222
Total Investments	$196,434,531	$2,576,104		$—	$199,010,635

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Diversification Change

In June 2020, the Board of Trustees of the Portfolio approved a change in the Portfolio’s diversification status from diversified to non-diversified, subject to interest holder approval. At a special meeting held on September 17, 2020, interest holders approved such change in the Portfolio’s diversification status to non-diversified, effective September 21, 2020.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.